Insurance Information (Tables)	12 Months Ended
Dec. 31, 2011
Insurance Information [Abstract]
Insurance Information

(In millions)	DAC <Sup>(1)</Sup >	Future Policy Benefits and Claims	Other Policyholder Funds	Premium Revenues	Net Investment Income	Benefits, Claims and Interest Credited	Amortization of DAC	Other Operating Expenses <Sup>(2)</S up>

2011:
Insurance Services	$213.7	$5,439.4	$579.3	$2,145.3	$341.3	$1,755.5	$42.9	$542.2
Asset Management	60.7	244.2	4,498.8	8.0	262.7	176.7	16.2	152.6

Total	$274.4	$5,683.6	$5,078.1	$2,153.3	$604.0	$1,932.2	$59.1	$694.8

2010:
Insurance Services	$192.2	$5,267.3	$569.2	$2,056.2	$338.9	$1,571.2	$39.8	$523.1
Asset Management	57.9	235.0	4,058.6	41.5	251.0	207.0	11.7	151.5

Total	$250.1	$5,502.3	$4,627.8	$2,097.7	$589.9	$1,778.2	$51.5	$674.6

2009:
Insurance Services	$170.7	$5,167.2	$591.3	$2,067.2	$335.1	$1,535.0	$42.4	$523.1
Asset Management	59.7	201.5	3,745.8	34.7	234.0	186.3	15.6	160.7

Total	$230.4	$5,368.7	$4,337.1	$2,101.9	$569.1	$1,721.3	$58.0	$683.8

(1)See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" And "Note 12—DAC, VOBA and Other Intangible Assets."

(2)Other operating expenses include operating expenses, commissions and bonuses, premium taxes, interest expense and the net increase in DAC, VOBA and other intangible assets.